Income taxes (Details 3) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Deferred tax assets - gross	€ 475	€ 96	€ 28
Offsetting	(473)	(96)
Deferred tax assets - net	2	0
Deferred tax liabilities - gross	1,383	642	€ 69
Offsetting	473	96
Deferred tax liabilities - net	910	546
Net deferred tax asset / (liability)	€ (908)	€ (546)